UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

April 1, 2007 to April 30, 2007

Commission File Number of issuing entity: 333-130656-03

CNH EQUIPMENT TRUST 2007-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-130656

CNH CAPITAL RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

CNH CAPITAL AMERICA LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

20-8552781

(I.R.S. Employer Identification No.)

100 SOUTH SAUNDERS ROAD
LAKE FOREST, ILLINOIS	60045
(Address of principal executive offices of the issuing entity)	(Zip Code)

(847) 735-9200

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b)

Asset Backed Notes, Class A-1			X

Asset Backed Notes, Class A-2			X

Asset Backed Notes, Class A-3			X

Asset Backed Notes, Class A-4			X

Asset Backed Notes, Class B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.   Yes   ☒     No   ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 15, 2007, a distribution was made to holders of notes of CNH Equipment Trust 2007-A.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

	99.1	Monthly report distributed to holders of notes of CNH Equipment Trust 2007-A, relating to May 15, 2007 distribution.

(b)	The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CNH CAPITAL RECEIVABLES LLC (Depositor)

Date: May 15, 2007	By:	/s/ BRIAN O’KEANE
Name: Brian O’Keane
Title Treasurer

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly report distributed to holders of CNH Equipment Trust 2007-A, relating to the May 15, 2007 distribution.